PGIM Target Date 2040 Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 98.3%
Affiliated Mutual Funds
Domestic Equity — 44.4%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	123,261	$1,872,327
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	320,339	14,255,097
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	189,717	2,124,827
		18,252,251
Fixed Income — 28.2%
PGIM Core Conservative Bond Fund (Class R6)	235,274	2,023,359
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	302,783	2,061,951
PGIM TIPS Fund (Class R6)	415,474	3,485,829
PGIM Total Return Bond Fund (Class R6)	337,177	4,039,384
		11,610,523
International Equity — 25.7%
PGIM Global Real Estate Fund (Class R6)	99,604	2,043,875
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	155,907	1,942,597
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	459,688	6,568,947
		10,555,419

Total Long-Term Investments (cost $34,472,291)		40,418,193

Short-Term Investment 1.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $723,770)	723,770	723,770

TOTAL INVESTMENTS 100.1% (cost $35,196,061)(wa)		41,141,963
Liabilities in excess of other assets (0.1)%		(25,006)

Net Assets 100.0%		$41,116,957

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2040 Fund